Taxation - Reconciliation of Accounting and Taxable Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 350,453	€ 878,629	€ 817,103
Tax at 25%	87,613	219,657	204,276
Permanent differences	2,503	(7,181)	6,104
Effect of different tax rates	(8,720)	(30,686)	(22,564)
Tax credits (deductions)	(14,998)	(14,980)	(12,702)
Prior year income tax expense	18,908	517	(3,722)
Other income tax expenses/(income)	(180)	2,312	(2,933)
Total income tax expense	€ 85,126	€ 169,639	€ 168,459
United States
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	22.00%
Spain.
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%